Modern Capital Tactical Opportunities Fund

Schedule of Investments

As of March 31, 2022
		Shares	Value (Note 1)

CLOSED-END FUNDS - 58.21%
	Aberdeen Asia-Pacific Income Fund, Inc.	265,000	$895,700
	Barings Global Short Duration High Yield Fund	3,858	59,799
	BlackRock Credit Allocation Income Trust	23,952	300,837
	BlackRock Enhanced International Dividend Trust	35,771	205,683
	BNY Mellon High Yield Strategies Fund	77,045	214,185
	Credit Suisse High Yield Bond Fund	264,546	576,710
	First Trust Aberdeen Emerging Opportunity Fund	22,318	229,652
	GAMCO Global Income Trust	153,680	619,331
	Goldman Sachs MLP Energy and Renaissance Fund	37,130	448,530
	Highland Global Allocation Fund	80,605	793,959
	Highland Income Fund	57,800	690,132
	Kayne Anderson NextGen Energy & Infrastructure, Inc.	89,733	769,012
	LMP Capital and Income Fund, Inc.	19,693	287,912
	Mexico Equity & Income Fund, Inc.	67,610	617,279
	Morgan Stanley Emerging Markets Debt Fund	28,734	223,551
	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	183,516	915,745
	Neuberger Berman MLP & Energy Income Fund	113,517	731,050
	NexPoint Diversified Real Estate Trust	49,783	787,567
	Permain Royalty Trust	96,802	242,973
	PGIM Global High Yield Fund	6,065	81,089
	PGIM High Yield Bond Fund, Inc.	419	6,000
	PIMCO Energy & Tactical Credit Opportunities Fund	13,301	197,254
	Seven Hills Realty Trust	67,944	756,217
	Virtus AllianzGI Convertible & Income Fund II	100,467	435,022

	Total Closed-End Funds (Cost $10,690,851)		11,085,189

COMMON STOCKS - 9.89%
Consumer Discretionary - 0.96%
*µ	Despegar.com Corp.	15,000	183,000
			183,000
Energy - 4.69%
µ	Petroleo Brasileiro SA	20,000	296,000
	Sabine Royalty Trust	8,391	484,580
	TC Energy Corp.	2,000	112,840
			893,420
Financials - 4.24%
*µ	Banco BBVA Argentina SA	32,466	115,254
µ	Banco Macro SA	14,704	254,379
*µ	Grupo Financiero Galicia	17,000	183,600
µ	Grupo Supervielle SA	125,902	254,322
			807,555

	Total Common Stocks (Cost $1,680,323)		1,883,975

			(Continued)

Modern Capital Tactical Opportunities Fund

Schedule of Investments - Continued

	As of March 31, 2022
		Shares	Value (Note 1)

	EXCHANGE-TRADED PRODUCT - 1.55%
	Real Estate - 1.55%
	iShares Mortgage Real Estate ETF	9,038	$295,271

	Total Exchange-Traded Product (Cost $293,639)		295,271

	MASTER LIMITED PARTNERSHIP - 1.90%
	Energy - 1.90%
	Black Stone Minerals LP	26,875	361,737

	Total Master Limited Partnership (Cost $318,198)		361,737

GRANTOR TRUSTS - 11.20%
	Energy - 11.20%
	BP Prudhoe Bay Royalty Trust	995	14,089
	Kimbell Royalty Partners LP	5,000	81,300
	MV Oil Trust	67,131	790,468
	Permian Basin Royalty Trust	34,815	435,536
	San Juan Royalty Trust	92,500	811,225

	Total Grantor Trusts (Cost $1,804,912)		2,132,618

	SHORT-TERM INVESTMENT - 11.85%
	§ Federated Hermes Government Obligations Fund, 0.03%	2,257,315	2,257,315

	Total Short-Term Investment (Cost $2,257,315)		2,257,315

	Total Value of Investments (Cost $17,045,238) - 94.60%		$18,016,105

	Other Assets Less Liabilities - 5.40%		1,028,843

	Net Assets - 100%		$19,044,948

*	Non-income producing investment
µ	American Depositary Receipt
§	Represents 7 day effective yield

The following acronyms or abbreviations are used in this Schedule:
	MLP - Master Limited Partnership
	LP - Limited Partnership

			(Continued)

Modern Capital Tactical Opportunities Fund

Schedule of Investments - Continued

As of March 31, 2022

Summary of Investments by
Type and Sector	% of Net
	Assets	Value
Closed-End Funds	58.21%	$11,085,189
Common Stocks:
Consumer Discretionary	0.96%	183,000
Energy	4.69%	893,420
Financials	4.24%	807,555
Exchange-Traded Product:
Real Estate	1.55%	295,271
Master Limited Partnership:
Energy	1.90%	361,737
Grantor Trusts:
Energy	11.20%	2,132,618
Short-Term Investment	11.85%	2,257,315
Other Assets Less Liabilities	5.40%	1,028,843
Total Net Assets	100.00%	$19,044,948